Securities at Amortized Cost (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of securities at amortized cost and held to maturity financial assets [Abstract]
Details of securities at amortized cost

(1) Details of securities at amortized cost as of December 31, 2018 and December 31, 2019 are as follows (Unit: Korean Won in millions):

	December 31, 2018	December 31, 2019
Korean treasury and government agencies	7,523,458	8,044,040
Financial institutions	9,474,922	6,694,614
Corporates	5,707,063	5,068,489
Bond denominated in foreign currencies	234,041	518,907
Allowance for credit losses	(6,925)	(5,511)

Total	22,932,559	20,320,539

Changes in allowance for credit losses of securities at amortized cost

1) Allowance for credit losses

	For the year ended December 31, 2018
	Stage 1	Stage 2	Stage 3	Total
Beginning balance	(5,078)	—	—	(5,078)
Transfer to 12-month expected credit losses	—	—	—	—
Transfer to lifetime expected credit losses	—	—	—	—
Transfer to credit-impaired financial assets	—	—	—	—
Net provision of allowance for credit losses	(1,922)	—	—	(1,922)
Disposal	22	—	—	22
Others(*)	54	—	—	54

Ending balance	(6,924)	—	—	(6,924)

(*)	Others consist of foreign currencies translation, etc.

	For the years ended December 31, 2019
	Stage 1	Stage 2	Stage 3	Total
Beginning balance	(6,924)	—	—	(6,924)
Transfer to 12-month expected credit losses	—	—	—	—
Transfer to lifetime expected credit losses	—	—	—	—
Transfer to credit-impaired financial assets	—	—	—	—
Net reversal of allowance for credit losses	1,415	—	—	1,415
Others(*)	(2)	—	—	(2)

Ending balance	(5,511)	—	—	(5,511)

(*)	Others consist of foreign currencies translation, etc.

Changes in gross carrying amount of securities at amortized cost

2) Gross carrying amount

	For the year ended December 31, 2018
	Stage 1	Stage 2	Stage 3	Total
Beginning balance	16,749,296	—	—	16,749,296
Transfer to 12-month expected credit losses	—	—	—	—
Transfer to lifetime expected credit losses	—	—	—	—
Transfer to credit-impaired financial assets	—	—	—	—
Acquisition	15,622,847	—	—	15,622,847
Disposal/Redemption	(9,426,757)	—	—	(9,426,757)
Amortization based on effective interest method	(7,970)	—	—	(7,970)
Others(*)	2,068	—	—	2,068

Ending balance	22,939,484	—	—	22,939,484

(*)	Others consist of foreign currencies translation, etc.

	For the year ended December 31, 2019
	Stage 1	Stage 2	Stage 3	Total
Beginning balance	22,939,484	—	—	22,939,484
Transfer to 12-month expected credit losses	—	—	—	—
Transfer to lifetime expected credit losses	—	—	—	—
Transfer to credit-impaired financial assets	—	—	—	—
Acquisition	6,092,078	—	—	6,092,078
Disposal/Redemption	(8,709,947)	—	—	(8,709,947)
Amortization based on effective interest method	(3,286)	—	—	(3,286)
Others(*)	7,721	—	—	7,721

Ending balance	20,326,050	—	—	20,326,050

(*)	Others consist of foreign currencies translation, etc.